Cover	Oct. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Entity Registrant Name	Vontier Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39483
Entity Tax Identification Number	84-2783455
Entity Address, Address Line One	5438 Wade Park Boulevard
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27607
City Area Code	984
Local Phone Number	275-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	VNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001786842
Amendment Flag	false